January 2, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Penn Insurance and Annuity Company

PIA Variable Annuity Account I

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4

File Nos. 333-273819; 811-08720

Commissioners:

On behalf of PIA Variable Annuity Account I and The Penn Insurance and Annuity Company, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-273819) which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR on December 21, 2023 (Accession No. 0001193125-23-301258).

Please do not hesitate to contact me at 215-957-7486 should you have any questions.

Sincerely,

Ann-Marie Mason
Chief Legal Officer

The Penn Mutual Life Insurance Company ∎ The Penn Insurance and Annuity Company

Philadelphia, PA 19172 ∎ 215-956-8000 ∎ www.pennmutual.com